INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Assets	$ 301,181,596	$ 295,591,236
Liabilities	269,661,180	264,769,577
Equity	31,520,416	30,821,659	$ 39,471,647	$ 35,439,557
Income	47,658,238	37,274,770	39,064,493
Expenses	45,481,122	32,405,637	33,395,991
Net income for the year	$ 2,177,116	4,869,133	$ 5,668,502
Homogenizations Percentage	100.00%
Associates [member]
Disclosure of associates [line items]
Assets	$ 13,551,590	12,415,610
Liabilities	10,123,377	8,777,410
Equity	3,428,213	3,638,200
Income	8,924,992	8,221,124
Expenses	7,874,084	7,185,356
Net income for the year	1,050,908	1,035,768
Gas Natural de Lima y Callao S.A. Calidda [member]
Disclosure of associates [line items]
Assets	6,116,364	6,733,310
Liabilities	4,521,154	4,832,852
Equity	1,595,210	1,900,458
Income	3,832,676	3,459,381
Expenses	3,378,051	3,016,832
Net income for the year	454,625	442,549
Gases del Caribe S.A. [member]
Disclosure of associates [line items]
Assets	4,066,193	3,608,541
Liabilities	2,974,633	2,547,812
Equity	1,091,560	1,060,729
Income	3,104,261	3,049,998
Expenses	2,730,690	2,678,762
Net income for the year	373,571	371,236
Credibanco S.A. [member]
Disclosure of associates [line items]
Assets	431,534	416,819
Liabilities	180,505	189,622
Equity	251,029	227,197
Income	329,109	283,294
Expenses	293,021	258,230
Net income for the year	36,088	25,064
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Assets	2,101,985	981,505
Liabilities	1,918,782	817,262
Equity	183,203	164,243
Income	443,196	363,785
Expenses	423,438	331,105
Net income for the year	19,758	32,680
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Assets	342,153	215,653
Liabilities	232,328	120,605
Equity	109,825	95,048
Income	292,592	245,030
Expenses	184,168	148,782
Net income for the year	108,424	96,248
Aerocali S.A. [member]
Disclosure of associates [line items]
Assets	92,950	106,967
Liabilities	44,172	45,969
Equity	48,778	60,998
Income	254,751	247,929
Expenses	209,945	188,515
Net income for the year	44,806	59,414
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Assets	112,151	100,728
Liabilities	63,795	59,658
Equity	48,356	41,070
Income	183,121	160,587
Expenses	167,562	151,815
Net income for the year	15,559	8,772
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Assets	71,577	63,442
Liabilities	35,602	38,620
Equity	35,975	24,822
Income	74,645	57,360
Expenses	63,492	44,344
Net income for the year	11,153	13,016
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Assets	50,428	25,995
Liabilities	22,812	4,846
Equity	27,616	21,149
Income	857	754
Expenses	19,694	22,101
Net income for the year	(18,837)	(21,347)
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Assets	124,797	106,493
Liabilities	100,424	80,168
Equity	24,373	26,325
Income	328,840	271,988
Expenses	325,794	267,999
Net income for the year	3,046	3,989
Metrex S.A. [member]
Disclosure of associates [line items]
Assets	41,458	54,170
Liabilities	29,170	39,743
Equity	12,288	14,427
Income	80,944	79,880
Expenses	78,229	74,959
Net income for the year	2,715	4,921
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Assets		1,987
Liabilities		253
Equity		1,734
Income		1,138
Expenses		1,912
Net income for the year		(774)
Joint ventures [member]
Disclosure of associates [line items]
Assets	120,113	104,729
Liabilities	115,786	96,345
Equity	4,327	8,384
Income	34,762	8,473
Expenses	38,774	5,168
Net income for the year	(4,012)	3,305
Renting Automayor S.A. [member]
Disclosure of associates [line items]
Assets	120,113	104,729
Liabilities	115,786	96,345
Equity	4,327	8,384
Income	34,762	8,473
Expenses	38,774	5,168
Net income for the year	$ (4,012)	$ 3,305